Subsequent Event	9 Months Ended
Sep. 30, 2019
Subsequent Event
Subsequent Event

19	Subsequent event

On October 4, 2019, Dr. Klaus Paulini replaced Michael Ward as President and Chief Executive Officer of the Company. Mr. Ward is entitled to severance of approximately $488 payable in equal installments over 12 months.